STATEMENT OF CASH FLOWS (Details) - Schedule of property, plant and equipment and intangibles - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net cash flows from
Purchases of property, plant and equipment	$ 587,245	$ 324,264	$ 1,276,621
Additions associated with maintenance	302,858	173,740	453,827
Other additions	284,387	150,524	822,794
Purchases of intangible assets	88,518	75,433	140,173
Other additions	$ 88,518	$ 75,433	$ 140,173